INVESTMENT IN TREASURY METALS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INVESTMENT IN TREASURY METALS
Beginning Balance	$ 5,592	$ 15,400
Equity (loss) income	(778)	(850)
Fair value adjustment of Investment in Treasury Metals Inc.	(1,545)	(8,958)
Ending Balance	$ 3,269	$ 5,592